SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
Schedule of segment information
	For the Years Ended December 31
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Net Revenues
Revenues from external customers:
Network	563,124	606,883	597,746	92,276
Premium cancer hospital	—	—	18,739	2,893
Total revenues from external customers	563,124	606,883	616,485	95,169

Segment gross profit (loss)
Network	345,369	332,321	276,461	42,678
Premium cancer hospital	—	—	(13,312)	(2,055)
Total segment gross profit (loss)	345,469	332,321	263,149	40,623
Exchange gain	784	9,585	10,348	1,597
Interest income	9,828	21,208	22,447	3,465
Interest expense	(36,884)	(53,470)	(53,214)	(8,215)
Loss from disposal of property, plant and equipment	(1,235)	(3,955)	(4,220)	(651)
Income (loss) from equity method investments	13,470	13,911	(5,572)	(860)
Change in fair value of derivatives	—	2,605	33,731	5,207
Loss on debt extinguishment	—	—	(36,648)	(5,657)
Other income,net	2,010	2,113	33,617	5,190
Income (loss) from continuing operations before income tax	144,269	175,646	(5,254)	(811)

Segment Assets

	As at December 31
	2014	2015	2015
	RMB	RMB	US$
Segment assets
Network	2,959,332	2,750,103	424,543
Premium cancer hospital	—	851,319	131,421
Total segment assets	2,959,332	3,601,422	555,964

Schdeule of net revenue by country based upon the sales location that predominately represents the customer location
	For the Years Ended December 31
	2013	2014	2015	2015
	RMB	RMB	RMB	US$

Revenues from PRC	563,124	606,883	597,746	92,276
Revenues from Singapore	—	—	18,739	2,893
Total revenues	563,124	606,883	616,485	95,169

Schdeule of total long-lived assets excluding financial instruments, intangible assets and deferred tax assets by country
	As at December 31
	2014	2015	2015
	RMB	RMB	US$
PRC	749,683	666,852	102,944
Singapore	—	251,963	38,897
Total long-lived assets	749,683	918,815	141,841